Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.66 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.50%
Innovator U.S. Equity Power Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.00%
Innovator U.S. Equity Power Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.25 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.20%)
Innovator U.S. Equity Power Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $744.86 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.60%)